DISCONTINUED OPERATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Revenue from sales	$ 7,403	$ 9,820	$ 18,247	$ 19,385	$ 40,498
Cost of sales	6,202	8,543	15,260	16,893	35,427
Gross profit	1,201	1,277	2,987	2,492	5,071
Selling, general and administrative expenses	917	1,045	2,183	1,926	3,649
Operating income	284	232	804	566	1,422
Financial expenses, net	33	227	53	399	805
Other expenses (income), net	348	0	348	0	(15)
Taxes on income	71	46	249	110	97
Net income (loss) from discontinued operations, net	$ (168)	$ (41)	$ 154	$ 57	$ 535